Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	R$ 487,568	R$ 357,910	R$ 244,278
Gain on sale of farms	61,420	142,812	39,817
Changes in fair value of biological assets and agricultural products	160,371	56,718	99,083
Adjustment to net realizable value of agricultural products after harvest, net	(4,153)	(2,040)	883
Cost of sales	(483,813)	(319,214)	(228,319)
Gross profit	221,393	236,186	155,742
Selling expenses	(14,300)	(10,536)	(10,087)
General and administrative expenses	(43,890)	(38,812)	(34,945)
Other operating income (expenses), net	1,231	(1,064)	35,432
Share of (loss) profit of a joint venture	(150)	1,102	14,671
Operating income	164,284	186,876	160,813
Financial income (expenses)
Financial income	375,413	310,538	129,323
Financial expenses	(406,168)	(297,616)	(137,879)
Profit before income and social contribution taxes	133,529	199,798	152,257
Income and social contribution taxes	(13,975)	(22,719)	(25,919)
Net profit for the year	R$ 119,554	R$ 177,079	R$ 126,338
Basic earnings per share - in Brazilian reais	R$ 2.1092	R$ 3.2913	R$ 2.3505
Diluted earnings per share - in Brazilian reais	R$ 2.0937	R$ 3.2727	R$ 2.3477